Equity reserves (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Schedule of warrant activity
	2023		2022
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	3,600,000	4.50	251,762	3.00
Granted	-	-	3,600,000	4.50
Exercised	-	-	(226,234)	3.00
Expired	-	-	(25,528)	3.00

Outstanding, end of year	3,600,000	4.50	3,600,000	4.50

Exercisable, end of year	3,600,000	4.50	3,600,000	4.50

Schedule of summarizes information of warrants outstanding and exercisable
Expiry date	Number of warrants outstanding	Exercise price	Weighted average remaining contractual life
	#	C$	Years
March 25, 2024	3,600,000	4.50	0.23

	3,600,000	4.50	0.23

Schedule of fair value of Warrants options issued
	December 31, 2023	December 31, 2022
Expected stock price volatility	N/A	46%
Risk-free interest rate	N/A	2.53%
Expected life	N/A	1.83 years
Grant date share price	N/A	$2.41

Schedule of stock option activity
	2023		2022
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	1,603,984	3.71	799,826	3.25
Granted	-	-	804,158	4.16
Forfeited	(68,732)	4.16	-	-
Expired	(187,854)	3.58	-	-

Outstanding, end of year	1,347,398	3.70	1,603,984	3.71

Exercisable, end of year	1,180,724	3.64	800,907	3.48

Schedule of summarizes information of stock options outstanding
		Options Outstanding		Options Exercisable
Expiry date	Exercise price	Number of options outstanding	Weighted average remaining contractual life	Number of options exercisable	Weighted average remaining contractual life
	C$	#	Years	#	Years
June 30, 2026	3.25	680,703	2.50	680,703	2.50
March 9, 2027	4.16	666,695	3.19	500,021	3.19

		1,347,398	2.84	1,180,724	2.79

Schedule of fair value of stock options issued
	December 31, 2023	December 31, 2022
Expected stock price volatility	N/A	35%
Risk-free interest rate	N/A	1.65%
Expected life	N/A	5 years
Grant date share price	N/A	$3.09
Grant date share price	N/A	$3.09

Schedule of summarizes the RSU activity
	2023		2022
	Number	Weighted average fair value	Number	Weighted average fair value
	#	C$	#	C$
Outstanding, beginning of year	615,044	2.56	581,696	2.13
Granted	749,739	2.58	263,548	3.01
Exercised	(408,206)	2.37	(230,200)	2.13
Forfeited	(4,559)	3.01	-	-

Outstanding, end of year	952,018	2.62	615,044	2.56

Vested, end of year	505,246	2.62	205,775	2.37